Cover	Nov. 12, 2026
Cover [Abstract]
Entity Registrant Name	INTUITIVE MACHINES, INC.
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40823
Entity Tax Identification Number	36-5056189
Entity Address, Address Line One	13467 Columbia Shuttle Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77059
City Area Code	(281)
Local Phone Number	520-3703
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common stock, par value $0.0001 per share
Trading Symbol	LUNR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001844452
Amendment Flag	false